Borrowings - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jan. 01, 2022	[1]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 4,051 [1]	€ 2,356	€ 9,661
Difference between the contractually required payment at maturity date and the carrying amount	7	6
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,245	763
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Increase (decrease) in borrowing capacity	(1,200)
Borrowings	2,806	1,593
EUR 500 Million Senior Unsecured Notes [member] | Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 499	€ 500
Coupon rate		1.00%

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.